Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Revenue

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Telecommunication services	86,033,365	73,395,928	2,285,955	2,276,114	-	-	-	-	(200,732)	(171,130)	88,118,588	75,500,912
Equipment revenues	4,981,916	4,119,171	183,095	177,001	-	-	6,315,781	6,886,804	(86,055)	(38,758)	11,394,737	11,144,218
Revenue from financial services	-	-	-	-	4,568,674	3,545,379	-	-	(415,271)	(264,840)	4,153,403	3,280,539
Other	937,562	436,648	156,636	219,942	-	-	3,845,972	6,671,682	(1,490,714)	(3,767,095)	3,449,456	3,561,177
Total	91,952,843	77,951,747	2,625,686	2,673,057	4,568,674	3,545,379	10,161,753	13,558,486	(2,192,772)	(4,241,823)	107,116,184	93,486,846

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Telecommunication services	73,395,928	85,301,533	2,276,114	2,101,368	-	-	-	-	(171,130)	(210,861)	75,500,912	87,192,040
Equipment revenues	4,119,171	4,111,543	177,001	299,230	-	-	6,886,804	9,496,810	(38,758)	(164,771)	11,144,218	13,742,812
Revenue from financial services	-	-	-	-	3,545,379	3,550,776	-	-	(264,840)	(202,715)	3,280,539	3,348,061
Other	436,648	595,527	219,942	266,573	-	-	6,671,682	6,278,427	(3,767,095)	(2,823,796)	3,561,177	4,316,731
Total	77,951,747	90,008,603	2,673,057	2,667,171	3,545,379	3,550,776	13,558,486	15,775,237	(4,241,823)	(3,402,143)	93,486,846	108,599,644

Summary of Revenue by Recognition

	31 December 2023
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	86,033,365	2,285,955	-	-	(200,732)	88,118,588
At a point in time	1,456,376	66,933	-	-	(105)	1,523,204
Over time	84,576,989	2,219,022	-	-	(200,627)	86,595,384
Equipment Related	4,981,916	183,095	-	6,315,781	(86,055)	11,394,737
At a point in time	4,468,575	183,095	-	6,315,781	(86,055)	10,881,396
Over time	513,341	-	-	-	-	513,341
Revenue from financial operations	-	-	4,568,674	-	(415,271)	4,153,403
At a point in time	-	-	2,224,526	-	(376,108)	1,848,418
Over time	-	-	2,344,148	-	(39,163)	2,304,985
Call Center	-	-	-	-	-	-
At a point in time	-	-	-	-	-	-
Over time		-	-	-	-	-
Other	937,562	156,636	-	3,845,972	(1,490,714)	3,449,456
At a point in time	376	31,177	-	116,102	(52)	147,603
Over time	937,186	125,459	-	3,729,870	(1,490,662)	3,301,853
Total	91,952,843	2,625,686	4,568,674	10,161,753	(2,192,772)	107,116,184
At a point in time	5,925,327	281,205	2,224,526	6,431,883	(462,320)	14,400,621
Over time	86,027,516	2,344,481	2,344,148	3,729,870	(1,730,452)	92,715,563

	31 December 2022
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	73,395,928	2,276,114	-	-	(171,130)	75,500,912
At a point in time	631,113	78,495	-	-	(229)	709,379
Over time	72,764,815	2,197,619	-	-	(170,901)	74,791,533
Equipment Related	4,119,171	177,001	-	6,886,804	(38,758)	11,144,218
At a point in time	3,677,042	177,001	-	6,886,804	(38,758)	10,702,089
Over time	442,129	-	-	-	-	442,129
Revenue from financial operations	-	-	3,545,379	-	(264,840)	3,280,539
At a point in time	-	-	1,621,746	-	(264,832)	1,356,914
Over time	-	-	1,923,633	-	(8)	1,923,625
Call Center	-	-	-	-	-	-
At a point in time	-	-	-	-	-	-
Over time			-			-
Other	436,648	219,942	-	6,671,682	(3,767,095)	3,561,177
At a point in time	11,844	6,718	-	66,890	(9,103)	76,349
Over time	424,804	213,224	-	6,604,792	(3,757,992)	3,484,828
Total	77,951,747	2,673,057	3,545,379	13,558,486	(4,241,823)	93,486,846
At a point in time	4,319,999	262,214	1,621,746	6,953,694	(312,922)	12,844,731
Over time	73,631,748	2,410,843	1,923,633	6,604,792	(3,928,901)	80,642,115

6. Revenue (continued)

	31 December 2021
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	85,301,533	2,101,368	-	-	(210,861)	87,192,040
At a point in time	863,151	70,605	-	-	(3)	933,753
Over time	84,438,382	2,030,763	-	-	(210,858)	86,258,287
Equipment Related	4,111,543	299,230	-	9,496,810	(164,771)	13,742,812
At a point in time	3,332,725	299,230	-	9,496,810	(164,771)	12,963,994
Over time	778,818	-	-	-	-	778,818
Revenue from financial operations	-	-	3,550,776	-	(202,715)	3,348,061
At a point in time	-	-	1,389,624	-	(202,715)	1,186,909
Over time	-	-	2,161,152	-	-	2,161,152
Call Center	-	-	-	-	-	-
At a point in time	-	-	-	-	-	-
Over time	-		-			-
Other	595,527	266,573	-	6,278,427	(2,823,796)	4,316,731
At a point in time	18,547	950	-	151,371	(9,939)	160,929
Over time	576,980	265,623	-	6,127,056	(2,813,857)	4,155,802
Total	90,008,603	2,667,171	3,550,776	15,775,237	(3,402,143)	108,599,644
At a point in time	4,214,423	370,785	1,389,624	9,648,181	(377,428)	15,245,585
Over time	85,794,180	2,296,386	2,161,152	6,127,056	(3,024,715)	93,354,059